Schedule of Right of Use Assets (Details) - CAD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Cost, beginning and end of period	$ 63,360	$ 63,360
Accumulated Amortization, beginning of period	34,320	2,640
Depreciation	15,840	31,680
Accumulated Amortization, end of period	50,160	34,320
Net Book Value	$ 13,200	$ 29,040